Portfolio of Investments July 31, 2026
NVG
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 169.7% (99.2% of Total Investments)
6927054 MORTGAGE-BACKED SECURITIES - 0.3% (0.2% of Total Investments) 6927054
COMMERCIAL MBS - 0.3% (0.2% of Total Investments)
$ 3,592,523 (a) Freddie Mac Multifamily, Series 2025 ML32 4 .837% 03/25/42 $ 3,651,353
3,201,782 (a) FRETE 2025-ML30 Trust, Series 2025 ML30 4 .783 07/25/42 3,275,701
TOTAL COMMERCIAL MBS 6,927,054
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $6,967,575) 6,927,054
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4492390119 MUNICIPAL BONDS - 169.4% (99.0% of Total Investments) 4492390119
ALABAMA - 3.1% (1.8% of Total Investments)
1,825,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .700 10/01/49 1,825,335
1,470,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .625 10/01/49 1,437,399
1,905,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4 .500 10/01/49 1,847,801
1,910,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4 .550 10/01/54 1,833,150
1,080,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2025B
5 .050 10/01/45 1,105,654
3,645,000 (b) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6 .000 09/01/45 3,621,927
770,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 722,607
6,500,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024E, (Mandatory Put 5/01/35)
5 .000 12/01/55 6,726,868
7,500,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay Morgan Stanley Series 2022C-1, (Mandatory Put
6/01/29)
5 .250 02/01/53 7,821,653
4,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5 .000 09/01/33 4,037,494
2,160,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 2,245,208
30,730,000 Lower Alabama Gas District, Alabama, Gas Project Revenue
Bonds, Series 2016A
5 .000 09/01/46 31,204,579
7,170,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 4,986,600
2,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 2,039,231
1,660,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/30 1,760,362
1,610,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/35 1,706,866
820,000 The Improvement District of the City of Mobile - McGowin Park
Project, Alabama, Sales Tax Revenue Bonds, Series 2016A
5 .250 08/01/30 820,565
1,300,000 The Improvement District of the City of Mobile - McGowin Park
Project, Alabama, Sales Tax Revenue Bonds, Series 2016A
5 .500 08/01/35 1,300,763
3,878,918 (b) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 3,931,292
TOTAL ALABAMA 80,975,354
ALASKA - 0.5% (0.3% of Total Investments)
2,000,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2024A-II
4 .700 12/01/49 1,969,586
1,780,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4 .000 06/01/39 1,773,861
2,490,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4 .000 06/01/41 2,433,933

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA (continued)
$ 8,100,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4 .000% 06/01/50 $ 6,799,892
295,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-1 Class 2
4 .000 06/01/50 283,576
9,055,000 (c) Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2 Class 2
0 .000 06/01/66 988,152
TOTAL ALASKA 14,249,000
ARIZONA - 3.4% (2.0% of Total Investments)
1,475,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017D
5 .000 07/01/47 1,381,822
6,290,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2019
5 .000 07/01/54 5,590,767
2,360,000 (b),(d) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6 .375 06/01/39 1,888,000
1,100,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .700 10/01/51 1,083,991
1,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024C
4 .650 10/01/49 969,045
1,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5 .100 10/01/50 1,014,683
1,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5 .150 10/01/53 1,013,048
3,142,196 (b),(d) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 3,142,196
830,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 815,969
1,350,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/56 1,037,464
1,730,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/49 1,594,915
1,975,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/54 1,782,871
800,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School Projects,
Series 2016
5 .000 07/01/47 730,258
5,000,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2026 4 .000 07/01/50 4,598,051
6,000,000 (e) Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/37 7,031,621
8,755,000 (e) Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/39 10,240,982
570,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2016A
5 .000 07/01/35 570,003
1,025,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2016A
5 .000 07/01/46 972,797
1,130,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 904,000
1,850,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .375 07/01/46 1,480,000
2,135,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .500 07/01/51 1,708,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 2,180,000 (b),(d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .875% 07/01/51 $ 1,744,000
3,050,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 3,050,903
10,925,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5 .250 08/01/50 11,544,290
5,000,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5 .250 08/01/55 5,240,349
10,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Refunding Series
2016A
4 .000 01/01/38 9,838,235
6,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 6,379,019
2,365,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 2,419,751
TOTAL ARIZONA 89,767,030
ARKANSAS - 0.7% (0.4% of Total Investments)
2,750,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 2,594,012
970,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .600 07/01/49 937,052
2,495,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2025B
5 .000 07/01/50 2,524,780
2,635,000 (c) Arkansas Development Finance Authority, Tobacco Settlement
Revenue Bonds, Arkansas Cancer Research Center Project,
Series 2006 - AMBAC Insured
0 .000 07/01/36 1,702,772
20,480,000 (c) Arkansas Development Finance Authority, Tobacco Settlement
Revenue Bonds, Arkansas Cancer Research Center Project,
Series 2006 - AMBAC Insured
0 .000 07/01/46 7,429,198
1,945,000 Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series
2025
5 .250 11/01/55 2,027,242
2,295,000 Springdale, Arkansas, Sales and Use Tax Revenue Bonds,
Refunding & Improvement Series 2023B - BAM Insured
4 .125 08/01/50 2,088,978
TOTAL ARKANSAS 19,304,034
CALIFORNIA - 12.7% (7.4% of Total Investments)
6,135,000 (c) Alhambra Unified School District, Los Angeles County,
California, General Obligation Bonds, Capital Appreciation
Series 2009B - AGC Insured
0 .000 08/01/30 5,399,605
6,820,000 (c),(f) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured, (ETM)
0 .000 09/01/35 5,014,867
5,795,000 (c) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/35 4,141,739
4,100,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/41 3,871,115
3,875,000 Bakersfield City School District, Kern County, California,
General Obligation Bonds, Election 2016 Series 2022C - BAM
Insured
2 .500 11/01/46 2,694,239
5,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 5,105,225
5,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 5,332,242

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,215,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000% 01/01/56 $ 2,344,223
4,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 4,046,313
3,325,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Fountains at Emerald Park, Senior
Lien Series 2021A-1
3 .000 08/01/56 2,227,314
2,000,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments,
Series 2021A-1
3 .000 02/01/57 1,329,697
48,900,000 (c) California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0 .000 06/01/55 8,155,645
1,500,000 California County Tobacco Securitization Agency, Tobacco
Settlement Bonds, Gold Country Settlement Funding
Corporation, Senior Series 2020A
4 .000 06/01/49 1,297,083
1,000,000 California Department of Water Resources, Central Valley
Project Water System Revenue Bonds, 2026 General Bond
Resolution, Series 2026A
5 .000 12/01/56 1,052,139
6,900,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2019V-1
5 .000 05/01/49 7,714,852
12,940,000 (g) California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2019V-1, (UB)
5 .000 05/01/49 14,468,143
13,990,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2021V-2
5 .000 04/01/51 15,549,635
8,300,000 (g) California Educational Facilities Authority, Revenue
Bonds,Stanford University, Refunding Series 2014U-6, (UB)
5 .000 05/01/45 9,531,803
1,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Stanford Hospitals and Clinics, Series 2015A
5 .000 08/15/54 1,000,214
1,000,000 California Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B
4 .350 02/01/43 984,225
11,280,000 California Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2026A
4 .650 02/01/56 11,052,882
3,065,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5 .000 07/01/31 3,065,530
1,000,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5 .000 07/01/36 999,922
555,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5 .000 07/01/41 536,449
195,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5 .000 07/01/46 185,069
260,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5 .000 06/01/36 260,090
435,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5 .000 06/01/46 428,080
3,000,000 (b) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6 .000 10/01/50 2,953,217
5,425,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water Authoriity
Desalination Project Pipeline, Refunding Series 2019
5 .000 11/21/45 5,512,612
2,050,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5 .000 10/15/47 2,005,377
735,000 (b),(d) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
5 .000 06/01/46 441,000
715,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/36 715,010

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 570,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .125% 06/01/47 $ 541,300
80,000 California State, General Obligation Bonds, Series 2002 - NPFG
Insured
5 .000 10/01/32 80,150
5,000 California State, General Obligation Bonds, Series 2004 -
AMBAC Insured
5 .000 04/01/31 5,010
5,860,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 5,861,099
41,005,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 41,007,608
7,130,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 7,173,144
3,380,000 (a) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 3,531,450
5,530,000 (b) CMFA Special Finance Agency VII, California, Essential Housing
Revenue Bonds, Senior Lien Series 2021A-1
3 .000 08/01/56 3,752,898
4,000,000 (b) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3 .000 12/01/56 2,590,831
3,410,000 (c) Coachella Valley Unified School District, Riverside County,
California, General Obligation Bonds, Election 2005 Series
2010C - AGM Insured
0 .000 08/01/33 2,689,383
14,375,000 (c) Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Capital Appreciation,
Election 2006 Refunding Series 2009C - AGM Insured
0 .000 08/01/39 8,501,546
2,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, 777 Place-Pomona, Senior
Lien Series 2021A-1
3 .600 05/01/47 1,662,049
5,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, 777 Place-Pomona, Senior
Lien Series 2021A-2
3 .250 05/01/57 3,387,776
5,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-2
4 .000 06/01/58 3,832,979
4,720,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-1
3 .400 10/01/46 3,775,856
15,985,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .125 07/01/56 10,004,404
5,000,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-2
3 .000 12/01/56 3,438,503
2,475,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3 .250 10/01/58 1,711,770
12,500,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4 .000 12/01/58 9,385,445
4,530,000 Desert Sands Unified School District, Riverside County,
California, General Obligation Bonds, Election of 2024 Series
2025
4 .000 08/01/50 4,258,370
5,050,000 Downey Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2022 Series 2026B
4 .000 08/01/51 4,720,468
2,615,000 (e) El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2010 Series
2011A - AGM Insured
6 .900 08/01/31 2,817,405
3,600,000 (e) El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2010 Series
2011A - AGM Insured
7 .050 08/01/34 3,870,905

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,960,000 (c) Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000% 01/15/34 $ 3,010,996
5,000,000 (c) Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/35 3,638,369
910,000 (e) Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
6 .850 01/15/42 1,062,010
4,595,000 Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Term Rate Sub-Series
2013B-1
3 .500 01/15/53 3,624,816
7,860,000 (c) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 737,556
1,825,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 1,777,525
1,000,000 Modesto, California, Wastewater Revenue Bonds, Series 2025 5 .000 11/01/55 1,039,587
7,575,000 (e) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 7,901,459
3,310,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
6 .500 11/01/39 3,907,643
605,000 (c),(f) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/26 605,000
530,000 (c),(f) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/26 530,000
270,000 (c),(f) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/26 270,000
540,000 (c),(f) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/26 540,000
3,960,000 (c) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured
0 .000 08/01/26 3,960,000
225,000 (c),(f) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/28 212,352
110,000 (c),(f) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/28 103,816
170,000 (c),(f) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/28 160,444
1,715,000 (c) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured
0 .000 08/01/28 1,621,770
3,905,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2015-1 Esencia Village, Series 2015A
4 .250 08/15/38 3,908,815
2,560,000 Palo Alto, California, Certificates of Participation, Public Safety
Building, Series 2021
2 .000 11/01/42 1,741,381
1,940,000 Palo Alto, California, Certificates of Participation, Public Safety
Building, Series 2021
2 .125 11/01/44 1,308,673
7,935,000 (e) Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
7 .000 08/01/38 8,594,061
1,000,000 (c) Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0 .000 06/01/41 526,717
1,100,000 (c) Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0 .000 06/01/44 496,876
1,000,000 (c) Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0 .000 06/01/45 426,838

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 820,000 (c) Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0 .000% 06/01/46 $ 330,071
9,145,000 (c) Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0 .000 08/01/30 8,039,314
3,400,000 (c) San Mateo County Community College District, California,
General Obligation Bonds, Series 2006C - NPFG Insured
0 .000 09/01/30 2,977,363
4,340,000 (c) San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0 .000 08/01/34 3,190,246
3,410,000 Santa Barbara Community College District, California, General
Obligation Bonds, Election of 2024 Series 2025A
6 .000 08/01/55 3,824,703
6,080,000 (e) Savanna Elementary School District, Orange County, California,
General Obligation Bonds, Election 2008 Series 2012B - AGM
Insured
6 .750 02/01/52 5,101,156
605,000 (b) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 613,954
1,550,000 University of California, General Revenue Bonds, Series
2025CD
5 .250 05/15/40 1,794,487
TOTAL CALIFORNIA 335,593,903
COLORADO - 9.7% (5.7% of Total Investments)
1,165,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/46 1,280,044
4,165,000 Adams County, Colorado, Certificates of Participation, Series
2024
4 .000 12/01/54 3,643,924
4,300,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 3,563,401
1,400,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,424,897
850,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 852,035
806,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .500 12/01/36 806,480
1,175,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .750 12/01/46 1,175,390
1,140,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 1,140,278
5,465,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 5,336,409
4,475,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
5 .000 12/01/51 4,247,853
930,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Flagstaff Academy Project, Refunding
Series 2016
3 .625 08/01/46 746,435
1,165,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, The Classical Academy Project,
Refunding Series 2015A
5 .000 12/01/38 1,165,276
3,825,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Vanguard School Project, Refunding &
Improvement Series 2016
3 .750 06/15/47 3,077,718
1,750,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Weld County School District 6 -
Frontier Academy, Refunding & Improvement Series 2016
3 .250 06/01/46 1,306,213
7,625,000 (b) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 7,958,686
2,460,000 (f) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/42 2,504,964
23,475,000 (f) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/47 23,904,079

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,140,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000% 08/01/49 $ 1,847,032
4,900,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/50 4,148,792
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/55 982,564
2,035,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/47 2,039,464
13,610,000 Colorado Housing and Finance Authority, Multifamily Project
Bonds, Class I Series 2020B
2 .350 10/01/43 9,394,786
1,480,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .250 12/01/47 1,444,090
1,233,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017B
5 .250 12/01/47 1,200,051
13,600,000 (c) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0 .000 12/01/33 8,147,466
5,000,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Current Interest Series 2018A-1
5 .000 08/01/48 5,001,262
10,000,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025C
5 .500 12/01/46 10,994,281
1,975,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 1,977,297
385,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 385,385
11,700,000 (c) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/41 6,075,756
5,000,000 (c) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 1997B - NPFG Insured
0 .000 09/01/26 4,989,610
10,005,000 (c) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 8,179,208
43,090,000 (c) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 33,845,049
15,675,000 (c) E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/27 15,207,622
1,185,000 (c) E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 1,115,671
7,000,000 (c) E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/34 5,228,160
5,575,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 5,504,182
590,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 576,947
3,215,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 3,272,021
1,000,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5 .375 12/01/54 987,179
2,000,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
6 .000 12/01/56 1,995,825
5,155,000 North Range Metropolitan District 1, Adams County, Colorado,
General Obligation Bonds, Series 2016B
3 .500 12/01/45 3,963,913
978,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .625 12/01/37 978,567

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .750% 12/01/47 $ 1,000,046
3,380,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 2,952,560
6,900,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 6,029,575
660,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016
5 .000 12/01/36 660,763
1,060,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016
5 .000 12/01/46 1,033,749
1,000,000 (b),(e) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7 .750 12/01/53 870,446
1,335,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/41 1,246,010
4,000,000 (e) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8 .000 12/01/52 2,953,062
2,760,000 (b) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 2,761,091
1,500,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/41 1,348,801
1,310,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5 .375 12/01/37 1,314,700
3,265,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5 .500 12/01/47 3,270,479
4,200,000 (c) Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 2,729,202
5,050,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
3 .000 07/15/37 4,414,215
1,320,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/52 1,127,728
288,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5 .625 12/01/43 297,307
2,765,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 2,640,931
2,530,000 (b),(e) Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
7 .000 09/01/55 1,850,032
500,000 (e) Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
0 .000 12/01/51 398,239
900,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 667,558
3,410,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2020 - AGM
Insured
5 .000 12/01/50 3,428,449
8,260,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 8,284,206
3,250,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 3,267,573
TOTAL COLORADO 258,162,984

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 3.4% (2.0% of Total Investments)
$ 1,225,000 (c) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Series 2026C
0 .000% 08/01/50 $ 358,633
2,235,000 (c) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Subordinate Series 2026E - BAM
Insured
0 .000 08/01/43 1,014,316
1,700,000 (c) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Subordinate Series 2026E - BAM
Insured
0 .000 08/01/44 726,175
1,280,000 (c) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Subordinate Series 2026E - BAM
Insured
0 .000 08/01/45 513,545
1,230,000 (c) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Subordinate Series 2026E
0 .000 08/01/47 420,084
2,800,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2016D - AGM Insured
5 .000 08/15/41 2,801,432
1,470,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2017A
5 .000 11/01/36 1,491,626
750,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2017A
5 .000 11/01/37 760,226
1,100,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Duncaster, Inc., Series 2014A
5 .000 08/01/44 1,089,178
590,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5 .000 09/01/46 574,228
2,540,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5 .000 09/01/53 2,399,842
3,000,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 2,408,013
1,915,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Middlesex Hospital, Series 2015O
5 .000 07/01/36 1,916,164
1,770,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/41 1,626,831
2,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/49 1,779,230
1,825,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Odd Fellows Home of Connecticut d/b/a
Fairview Issue, Series 2026A
6 .250 12/15/53 1,841,064
1,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Odd Fellows Home of Connecticut d/b/a
Fairview Issue, Series 2026A
6 .375 12/15/61 1,008,250
5,145,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1
5 .000 07/01/42 5,181,972
4,025,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2016K
4 .000 07/01/46 3,615,779
2,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, University of New Haven, Series 2018K-1
5 .000 07/01/38 2,224,152
1,775,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2023B
4 .500 11/15/43 1,747,245
13,425,000 (g) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2023B, (UB)
4 .650 11/15/48 13,112,508
2,940,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A
4 .450 11/15/44 2,881,130
2,130,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
4 .650 11/15/51 2,094,473
1,250,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4 .750 11/15/49 1,229,077
3,750,000 Connecticut State, General Obligation Bonds, Series 2017A 5 .000 04/15/35 3,793,799
2,315,000 Connecticut State, General Obligation Bonds, Series 2018A 5 .000 04/15/37 2,371,297
5,000,000 Connecticut State, General Obligation Bonds, Series 2018A 5 .000 04/15/38 5,113,394
2,145,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3 .000 11/15/42 1,782,623
2,260,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3 .000 11/15/43 1,854,731

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 5,300,000 (f) Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A, (Pre-
refunded 9/01/26)
5 .000% 09/01/33 $ 5,309,533
1,075,000 (f) Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A, (Pre-
refunded 9/01/26)
5 .000 09/01/34 1,076,933
55,000 Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue Bonds,
Series 2005A - NPFG Insured
5 .000 08/15/35 55,051
2,315,000 (b) Harbor Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Harbor Point Project,
Refunding Series 2017
5 .000 04/01/39 2,326,217
2,285,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2018
5 .000 07/15/36 2,352,311
1,550,000 New Haven, Connecticut, General Obligation Bonds,
Refunding Series 2016A - AGM Insured
5 .000 08/15/35 1,551,664
1,045,000 New Haven, Connecticut, General Obligation Bonds, Series
2017A
5 .000 08/01/35 1,055,928
1,425,000 New Haven, Connecticut, General Obligation Bonds, Series
2017A
5 .000 08/01/36 1,438,361
1,300,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .500 10/01/55 1,343,551
500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2013A
5 .250 08/15/43 500,260
1,285,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/51 1,011,491
1,005,000 Town of Hamden, Connecticut, General Obligation Bonds,
Refunding Series 2018A - BAM Insured
5 .000 08/15/30 1,045,640
445,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5 .000 08/01/30 445,637
390,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5 .000 08/01/31 390,545
610,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5 .000 08/01/32 610,824
445,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5 .000 08/01/33 445,585
445,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5 .000 08/01/34 445,564
TOTAL CONNECTICUT 91,136,112
DELAWARE - 0.6% (0.3% of Total Investments)
775,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .650 07/01/49 754,002
875,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .750 07/01/54 853,929
3,375,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .450 07/01/49 3,305,129
1,825,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .500 07/01/54 1,765,775
2,150,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4 .650 07/01/50 2,090,888
1,500,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4 .700 07/01/55 1,467,292
1,900,000 Delaware State, General Obligation Bonds, Series 2026A 4 .000 05/01/46 1,837,860
3,010,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/48 2,840,144
1,000,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/58 894,308
TOTAL DELAWARE 15,809,327

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 4.1% (2.4% of Total Investments)
$ 3,780,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000% 10/01/45 $ 3,564,685
182,000,000 (c) District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 39,695,929
5,000,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/49 5,169,912
1,500,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/42 1,483,253
13,585,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4 .000 10/01/52 11,718,091
17,595,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
2 .750 10/01/53 10,965,588
22,015,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
3 .000 10/01/53 14,907,184
11,000,000 (e),(f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, (Pre-
refunded 10/01/26) - AGC Insured
6 .500 10/01/41 11,067,609
10,000,000 (e) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6 .500 10/01/44 10,473,122
TOTAL DISTRICT OF COLUMBIA 109,045,373
FLORIDA - 5.4% (3.2% of Total Investments)
1,105,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .000 05/01/44 1,107,499
990,000 Bexley Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2016
4 .700 05/01/36 990,022
2,690,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
North 1 East Area, Series 2026
4 .850 03/01/51 2,629,754
10,160,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
North 1 East Area, Series 2026
4 .875 03/01/56 10,074,592
3,350,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/50 2,997,860
1,290,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 1,308,308
1,045,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .200 08/15/48 1,047,503
1,290,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021
4 .000 08/15/51 1,004,286
1,065,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5 .375 07/01/37 1,068,264
1,470,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5 .500 07/01/47 1,471,312
6,050,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5 .125 06/15/37 6,009,087
1,885,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5 .250 06/15/47 1,775,875
880,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000 10/15/37 873,037
735,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5 .000 10/15/49 682,805
4,670,000 City of Miami Beach, Florida, Stormwater Revenue Bonds,
Series 2015
5 .000 09/01/41 4,697,459
240,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .250 11/01/37 242,879

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 305,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .600% 11/01/46 $ 308,676
280,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .250 05/01/35 280,123
315,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .300 05/01/36 315,148
475,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/45 475,153
655,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/46 655,190
255,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6 .000 06/15/37 255,007
665,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6 .125 06/15/46 665,016
415,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
6 .000 06/15/37 415,011
2,375,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .650 07/01/37 2,396,608
3,735,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .750 07/01/47 3,729,258
2,075,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4 .750 07/15/36 2,058,206
1,335,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000 07/15/46 1,264,836
3,330,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/50 3,202,907
3,405,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/55 3,231,702
550,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .125 06/15/44 550,154
4,380,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .125 06/15/47 4,342,224
1,485,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6 .250 06/15/36 1,486,065
4,350,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6 .375 06/15/46 4,351,433
3,895,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4 .600 07/01/49 3,742,278
2,495,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4 .650 07/01/54 2,433,963
4,030,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-1
4 .600 07/01/50 3,857,835
1,700,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
4 .900 07/01/45 1,733,478
10,000,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2026-3
4 .800 01/01/57 9,606,651
5,490,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
2 .150 07/01/51 3,633,342
3,845,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
4 .250 07/01/55 3,538,268

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,435,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4 .750% 05/01/36 $ 1,435,020
2,215,000 (b) Jacksonville, Florida, Educational Facilities Revenue Bonds,
Jacksonville University Project, Series 2018B
5 .000 06/01/53 1,973,461
625,000 (b) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
5 .000 05/01/37 627,800
1,080,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .875 07/01/37 1,085,572
1,920,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6 .000 07/01/47 1,925,226
4,710,000 Miami Dade County, Florida, Rickenbacker Causeway Revenue
Bonds, Series 2014
5 .000 10/01/43 4,711,551
5,000,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2014A
5 .000 07/01/39 5,008,564
8,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/44 8,426,511
370,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5 .350 08/01/35 370,287
5,070,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 4,258,627
2,890,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 2,858,826
3,345,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
4 .000 10/01/54 2,798,028
2,000,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/47 1,969,078
825,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
5 .000 11/01/46 817,545
1,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
4 .000 07/01/48 869,511
220,000 (b) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000 06/15/51 169,143
90,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
4 .750 11/01/28 90,843
360,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
5 .375 11/01/36 363,673
900,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .375 05/01/37 904,569
1,975,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .800 05/01/55 1,835,796
5,015,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/40 4,924,266
TOTAL FLORIDA 143,932,971
GEORGIA - 3.4% (2.0% of Total Investments)
1,890,000 (e) Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 1,732,475
17,085,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Transmission Corporation
Vogtle Project, Series 2012
2 .750 01/01/52 10,777,811
5,775,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017C
4 .125 11/01/45 5,433,276

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 11,280,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4 .125% 11/01/45 $ 10,585,054
11,100,000 (g) Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B, (UB)
5 .125 04/01/48 11,373,066
2,680,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .950 12/01/43 2,549,635
3,085,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
4 .000 12/01/48 2,744,980
2,215,000 (g) Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A, (UB)
4 .350 12/01/43 2,174,044
3,000,000 (g) Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A, (UB)
4 .550 12/01/48 2,900,653
2,290,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .600 12/01/49 2,203,582
5,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .550 12/01/49 4,833,099
1,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .600 12/01/54 967,050
1,300,000 (b) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5 .750 06/15/37 1,308,777
5,420,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 5,420,012
5,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 5,266,465
2,000,000 (b) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5 .000 11/01/47 1,766,399
9,320,000 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
Revenue Bonds, Green Series 2025A
5 .250 07/01/50 9,906,973
1,285,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .000 07/01/60 1,255,329
6,390,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Mercer University, Series 2015
5 .000 10/01/40 6,390,721
TOTAL GEORGIA 89,589,401
GUAM - 0.2% (0.1% of Total Investments)
750,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/41 770,817
875,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/42 898,371
885,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/44 904,784
1,095,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 01/01/46 1,111,684
1,665,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 1,669,943
1,080,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2020A
5 .000 01/01/50 1,098,535
TOTAL GUAM 6,454,134
HAWAII - 0.1% (0.0% of Total Investments)
1,500,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5 .000 01/01/45 1,338,587
TOTAL HAWAII 1,338,587
IDAHO - 2.2% (1.3% of Total Investments)
1,030,000 Boise City Water Renewal System, Idaho, Revenue Bonds, 2026 4 .000 09/01/51 947,601
3,300,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4 .375 07/01/34 3,300,797
12,495,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4 .750 07/01/44 12,496,789
1,250,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/37 1,236,494

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO (continued)
$ 5,000,000 Idaho Housing & Finance Association, Idaho, Sales Tax
Revenue Bonds, Transportation Expansion & Congestion
Mitigation Fund, Series 2025A
5 .000% 08/15/49 $ 5,195,388
5,945,000 Idaho Housing & Finance Association, Idaho, Sales Tax
Revenue Bonds, Transportation Expansion & Congestion
Mitigation Fund, Series 2025A
4 .000 08/15/50 5,462,686
500,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5 .000 07/01/40 457,285
1,415,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5 .250 07/01/55 1,204,973
11,445,000 (g) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2023C, (UB)
4 .800 07/01/53 10,965,243
1,960,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .600 01/01/49 1,911,230
3,000,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2026A
4 .800 07/01/51 2,893,589
9,184,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 8,785,043
2,500,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 2,538,629
TOTAL IDAHO 57,395,747
ILLINOIS - 15.0% (8.8% of Total Investments)
1,410,000 (c) Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0 .000 12/01/30 1,187,314
11,570,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5 .500 12/01/56 12,150,815
6,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B
5 .500 01/01/59 6,287,892
1,355,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .500 01/01/39 1,388,692
32,150,000 (c) Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0 .000 01/01/32 25,858,123
1,425,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/38 1,381,002
15,230,000 Chicago, Illinois, Water Revenue Bonds, Project Series 2026A -
BAM Insured
5 .250 11/01/61 15,765,210
2,500,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .450 11/01/36 2,514,250
3,400,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5 .500 11/01/36 3,405,725
8,835,000 Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC -
University of Illinois Health Services Facility Project, Series 2020
4 .000 10/01/50 7,420,407
29,545,000 (f) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 29,745,998
90,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 83,987
1,125,000 (f) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 1,132,653
80,000 (f) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 80,544
1,755,000 (f) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 1,766,940
500,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 508,562
7,079,910 Illinois Finance Authority, Revenue Bonds, Lutheran Life
Communities Obligated Group, 2026A
6 .500 03/01/55 6,430,073
10,000,000 (g) Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A, (UB)
5 .000 08/15/47 10,122,809

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 11,985,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000% 11/15/45 $ 11,816,874
1,000,000 Illinois Finance Authority, Revenue Bonds, Rosalind Franklin
University Research Building Project, Series 2017C
5 .000 08/01/42 968,111
1,000,000 Illinois Finance Authority, Revenue Bonds, Rosalind Franklin
University Research Building Project, Series 2017C
5 .000 08/01/46 954,013
1,000,000 Illinois Finance Authority, Revenue Bonds, Rosalind Franklin
University Research Building Project, Series 2017C
5 .000 08/01/47 948,966
10,000,000 (g) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (UB)
5 .000 08/15/52 9,918,871
5,670,000 Illinois Housing Development Authority, Multifamily Housing
Revenue Bonds, Series 2021C
2 .850 07/01/56 3,717,191
10,000,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I
4 .625 04/01/50 9,619,275
3,665,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5 .250 06/15/31 3,670,684
11,800,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/38 11,940,454
1,330,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/39 1,344,098
5,200,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/29 5,206,998
4,460,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 4,686,866
3,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .000 05/01/38 3,194,888
10,450,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/41 10,462,382
25,770,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 26,348,843
1,500,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 1,538,279
5,000,000 Illinois State, General Obligation Bonds, November Series
2019B
4 .000 11/01/35 4,943,701
5,000,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/29 5,048,779
20,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/29 20,928
5,875,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/38 6,277,602
19,920,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 19,936,950
13,070,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2019A
5 .000 01/01/44 13,400,287
1,615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5 .250 01/01/45 1,715,663
4,000,000 Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior
Lien Series 2025 - BAM Insured
5 .250 01/01/50 4,134,081
540,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2015B
5 .000 06/15/52 526,901
5,880,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 4,990,751
2,935,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured
4 .000 06/15/50 2,545,911
5,185,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 5,147,019
12,445,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4 .000 12/15/47 10,842,828
4,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A - BAM
Insured
4 .000 06/15/52 3,832,845
2,890,000 (c) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
0 .000 12/15/52 737,836
25,000,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/44 10,969,990

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 43,200,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000% 06/15/45 $ 17,888,917
10,000,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/46 3,913,691
8,750,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 1994B -
NPFG Insured
0 .000 06/15/28 8,242,413
20,045,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/35 13,876,823
9,010,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 5,712,448
465,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
5 .000 01/01/39 463,310
1,841,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000 03/01/34 1,842,703
2,615,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2000A - NPFG Insured
6 .500 07/01/30 2,820,167
3,000,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Refunding Second Lien Series 2024A
5 .000 01/01/37 3,234,400
11,700,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .500 04/01/48 12,282,809
TOTAL ILLINOIS 398,917,542
INDIANA - 2.1% (1.2% of Total Investments)
2,000,000 Carmel Redevelopment Authority, Indiana, Ad Valorem
Property Tax Lease Rental Bonds, Series 2024B
1 .125 01/15/44 1,091,503
1,000,000 Carmel, Indiana, Waterworks Revenue Bonds, Refunding,
Series 2024C - BAM Insured
4 .250 05/01/53 909,486
5,000,000 Hamilton County Public Building Corporation, Indiana, Lease
Rental Revenue Bonds, Series 2024
4 .000 01/10/50 4,282,979
11,820,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/44 9,807,565
9,720,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024B-1
4 .750 07/01/49 9,618,903
20,000,000 (c) Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/28 19,024,672
5,015,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2023
4 .250 07/15/43 4,859,815
1,485,000 Terre Haute Sanitary District, Indiana, Revenue Bonds,
Refunding Series 2024 - BAM Insured
4 .375 01/01/49 1,381,158
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 01/15/44 1,061,723
2,300,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5 .000 07/15/43 2,400,399
2,325,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5 .000 01/15/45 2,427,488
TOTAL INDIANA 56,865,691

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 2.1% (1.2% of Total Investments)
$ 16,315,000 Cedar Rapids Community School District, Linn County, Iowa,
School Infrastructure Sales, Services and Use Tax Revenue
Bonds, Series 2026 - BAM Insured
5 .250% 01/01/51 $ 16,920,025
8,795,000 (f) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 9,764,332
10,115,000 (a),(f) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 11,229,815
5,700,000 Iowa Finance Authority, Senior Housing Revenue Bonds, PHS
Council Bluffs, Inc. Project, Series 2018
5 .250 08/01/55 4,981,087
1,200,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2024A
4 .750 07/01/49 1,187,519
10,000,000 (g) Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Taxable Series 2023C, (UB)
4 .850 07/01/43 10,131,579
9,770,000 (c) Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Class 2 Capital Appreciation Senior Lien Series
2021B-2
0 .000 06/01/65 1,382,493
TOTAL IOWA 55,596,850
KANSAS - 0.3% (0.2% of Total Investments)
1,000,000 Lenexa, Kansas, Health Care Facilities Revenue Bonds,
Lakeview Village Inc, Series 2017A
5 .000 05/15/43 999,614
645,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5 .000 09/01/27 645,085
2,380,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5 .750 09/01/32 2,278,336
2,575,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
6 .000 09/01/35 2,460,871
2,500,000 (b) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750 09/01/39 2,540,653
TOTAL KANSAS 8,924,559
KENTUCKY - 3.0% (1.8% of Total Investments)
6,400,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .500 02/01/44 6,401,079
10,140,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 10,143,082
4,345,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/37 4,347,640
15,620,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 15,623,719
1,005,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .550 07/01/49 983,120
965,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .625 01/01/54 933,182
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .600 07/01/49 963,461
3,195,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .650 01/01/55 3,082,233
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .625 07/01/49 970,816
4,360,000 (e) Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 4,815,110
8,510,000 (e) Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .875 07/01/46 9,427,514

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 2,720,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000% 10/01/42 $ 2,900,229
2,755,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/43 2,928,424
1,600,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/44 1,691,673
1,770,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 1,682,038
8,875,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 9,247,055
3,600,000 University of Kentucky, General Receipts Bonds, Series 2026B 4 .125 04/01/46 3,418,106
1,000,000 University of Kentucky, Lease Purchase Obligations Bonds,
University of Kentucky Parking Structure 7 & Johnson Center
Expansion, Series 2025A
5 .000 04/01/55 1,006,814
TOTAL KENTUCKY 80,565,295
LOUISIANA - 1.0% (0.6% of Total Investments)
5,000,000 Lafayette, Louisiana, Utilities Revenue Bonds, Electric Projects
Series 2024
5 .000 11/01/46 5,223,454
10,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .650 12/01/54 9,707
2,500,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025C
5 .050 06/01/45 2,554,497
5,530,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2020A
4 .000 05/15/49 4,714,921
3,730,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/46 3,754,455
1,065,000 (f) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015, (Pre-refunded 8/31/26)
4 .250 05/15/40 1,009,097
3,700,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 3,665,378
600,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5 .500 12/01/46 634,098
500,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5 .500 12/01/51 523,179
3,275,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 3,504,860
TOTAL LOUISIANA 25,593,646
MAINE - 1.3% (0.7% of Total Investments)
5,505,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/41 4,383,113
10,265,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 7,938,843
4,500,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2 .200 11/15/51 2,637,980
8,885,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2 .600 11/15/46 6,172,707
7,695,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .800 11/15/45 5,881,515
1,300,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .300 11/15/46 885,507
2,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2023A
4 .600 11/15/48 1,948,665
1,560,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2023B-1
4 .750 11/15/43 1,583,861
1,055,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024B
4 .650 11/15/49 1,026,032
1,255,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024C
4 .750 11/15/49 1,242,618
TOTAL MAINE 33,700,841

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND - 2.7% (1.6% of Total Investments)
$ 1,280,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000% 09/01/33 $ 1,285,915
3,050,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 3,016,056
3,025,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 2,936,806
1,000,000 (b) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .375 02/15/39 979,194
6,600,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .450 09/01/41 5,149,801
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .550 09/01/44 8,823,707
4,660,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Social Series 2025A
4 .600 03/01/51 4,530,567
7,975,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000 01/01/51 6,636,233
13,315,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 13,359,533
3,430,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5 .000 07/01/47 3,430,572
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/55 1,003,478
3,335,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, TidalHealth Inc., Series 2025C
5 .500 07/01/55 3,504,806
6,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2020A
5 .000 05/01/50 6,257,740
1,715,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
4 .750 07/01/36 1,715,441
2,300,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 2,300,009
1,335,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
4 .250 11/01/37 1,269,754
1,250,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
4 .500 11/01/43 1,154,831
2,650,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/47 2,476,373
1,000,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Series 2026
4 .125 06/01/46 971,792
TOTAL MARYLAND 70,802,608
MASSACHUSETTS - 4.1% (2.4% of Total Investments)
12,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2026A
5 .000 07/01/56 12,354,688
2,245,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .250 07/01/34 2,121,804
6,195,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .500 07/01/44 5,590,055
8,200,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .125 10/01/42 7,619,187
3,000,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/57 2,852,582
2,565,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2025W
4 .250 07/01/55 2,371,744
6,090,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q
5 .500 12/01/56 6,408,597
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 917,865

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 4,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
4 .000% 10/01/46 $ 3,545,344
900,000 (f) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/46 966,727
7,590,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
4 .500 07/01/54 6,947,289
6,000,000 Massachusetts Development Finance Authority, Revenue
Bonds, WGBH Educational Foundation, Series 2002A - AMBAC
Insured
5 .750 01/01/42 6,826,538
7,405,000 (g) Massachusetts Health and Educational Facilities Authority,
Revenue Bonds, Massachusetts Institute of Technology, Series
2002K, (UB)
5 .500 07/01/32 8,443,804
2,785,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2014D
3 .875 12/01/39 2,577,095
3,340,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .375 12/01/46 2,246,723
3,600,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .450 12/01/51 2,241,020
8,310,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .550 12/01/56 5,164,361
250,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4 .700 12/01/49 244,825
4,500,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2 .300 12/01/44 3,243,411
2,170,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2023-227
4 .900 12/01/48 2,180,109
475,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4 .700 12/01/49 467,777
975,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2025-242
4 .750 12/01/50 955,656
7,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2026A 5 .250 07/01/56 7,373,229
2,925,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/50 3,031,301
4,730,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2026D
5 .250 06/01/56 4,980,399
3,345,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2021B
2 .000 04/01/50 1,929,029
2,000,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4 .125 03/15/55 1,819,527
3,860,000 Peabody, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2026
4 .125 07/01/51 3,576,404
TOTAL MASSACHUSETTS 108,997,090
MICHIGAN - 2.1% (1.3% of Total Investments)
2,880,000 (g),(h) Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured, (UB)
6 .000 05/01/29 3,047,156
2,355,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5 .000 12/01/45 2,356,968
2,705,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 2,784,423
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/49 845,520
180,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 178,703
5,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023B
4 .800 12/01/43 5,062,887
21,675,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2 .350 12/01/46 14,927,469
8,280,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2 .500 06/01/52 5,405,413

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 6,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2020-I
2 .625% 10/15/56 $ 3,619,685
5,080,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2023II
4 .000 10/15/47 4,656,837
8,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 10/15/50 8,250,996
5,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .250 10/15/50 5,261,368
500,000 (b) Michigan Strategic Fund, Limited Obligation Tax Capture
Revenue Bonds, Bedrock Detroit Transformational Brownfield
Plan Project, Series 2026
4 .625 10/01/41 498,918
TOTAL MICHIGAN 56,896,343
MINNESOTA - 1.7% (1.0% of Total Investments)
1,155,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/36 1,066,004
440,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/41 379,533
1,720,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .500 07/01/50 1,719,987
6,570,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/43 6,130,467
23,200,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 20,483,090
340,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .250 06/01/42 317,850
215,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 187,932
1,400,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .500 07/01/52 1,134,414
2,475,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .700 07/01/44 1,920,222
2,320,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2 .150 07/01/45 1,576,304
3,625,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2 .200 01/01/51 2,277,975
5,585,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .550 01/01/46 4,111,537
1,355,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4 .850 07/01/45 1,369,773
405,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/36 374,251
605,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 502,192
1,395,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 1,366,611
TOTAL MINNESOTA 44,918,142
MISSISSIPPI - 0.8% (0.4% of Total Investments)
3,900,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 2,535,506
1,000,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
2 .125 12/01/44 696,323
13,000,000 (g) Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2023C, (UB)
4 .650 12/01/48 12,840,201
1,235,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .550 12/01/49 1,215,953
2,000,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .850 12/01/54 1,968,402

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSISSIPPI (continued)
$ 1,000,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Ochsner Clinic Foundation Project Refunding
Series 2025C
5 .000% 05/15/55 $ 993,694
TOTAL MISSISSIPPI 20,250,079
MISSOURI - 2.0% (1.2% of Total Investments)
400,000 (b) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/36 400,134
1,520,000 (b) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 1,447,071
15,000,000 (c) Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/28 14,237,832
2,345,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/50 2,217,183
1,460,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 1,461,444
1,055,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 1,042,443
5,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 4,714,416
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .000 12/01/52 1,018,353
2,495,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .650 11/01/49 2,420,179
2,480,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
4 .450 11/01/49 2,428,336
1,190,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2023C
4 .950 11/01/48 1,196,294
3,200,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2023E
5 .150 11/01/53 3,223,284
435,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4 .600 11/01/49 422,486
405,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5 .875 09/01/43 405,336
1,650,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .000 12/01/35 1,650,364
455,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 452,021
4,125,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2005 - NPFG Insured
5 .500 07/01/29 4,424,756
12,295,000 (c) Springfield Public Building Corporation, Missouri, Lease
Revenue Bonds, Jordan Valley Park Projects, Series 2000A -
AMBAC Insured
0 .000 06/01/30 10,266,907
TOTAL MISSOURI 53,428,839

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.8% (0.5% of Total Investments)
$ 1,175,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5 .250% 05/15/37 $ 1,176,179
375,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5 .250 05/15/47 350,641
2,535,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023A
4 .550 12/01/48 2,455,566
2,065,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023A
4 .700 06/01/53 2,016,743
1,555,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023B
4 .875 12/01/48 1,577,631
2,200,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023C
4 .600 12/01/43 2,196,994
855,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023C
4 .850 12/01/48 866,282
1,965,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .600 12/01/49 1,897,053
1,510,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4 .400 12/01/49 1,467,260
990,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4 .450 12/01/53 941,992
1,745,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
4 .850 12/01/50 1,732,591
3,245,000 Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A
5 .500 02/15/55 3,347,227
1,450,000 Montana Facility Finance Authority, Revenue Bonds, Saint
John's United Project, Series 2026A
6 .125 11/15/61 1,453,198
TOTAL MONTANA 21,479,357
NEBRASKA - 1.8% (1.0% of Total Investments)
6,640,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town
Project Series 2026
5 .000 07/01/46 6,833,001
1,115,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
4 .125 11/01/36 1,096,053
660,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/45 660,174
3,115,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/48 3,115,444
7,825,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .700 09/01/43 5,900,510
5,000,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4 .550 09/01/48 4,835,583
5,000,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4 .600 09/01/53 4,806,263
3,250,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023C
4 .650 09/01/48 3,174,119
10,000,000 Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2025B
5 .000 02/01/55 10,209,466
6,800,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/37 6,223,790
TOTAL NEBRASKA 46,854,403
NEVADA - 1.8% (1.0% of Total Investments)
410,000 (b) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/38 407,960
680,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3 .500 09/01/45 545,704
445,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
4 .000 09/01/51 368,563
19,305,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
4 .000 07/01/49 17,008,163

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 2,150,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4 .000% 07/01/36 $ 2,149,985
1,105,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/49 1,089,641
1,190,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/54 1,154,164
475,000 (b) Las Vegas, Nevada, Sales Tax Increment Revenue Bonds,
Symphony Park Tourism Improvement District, Series 2016
4 .375 06/15/35 467,779
12,440,000 Nevada System of Higher Education, Certificates of
Participation, Series 2025 - BAM Insured
4 .250 07/01/50 11,530,881
5,800,000 Nevada System of Higher Education, Certificates of
Participation, Series 2025 - BAM Insured
4 .250 07/01/55 5,320,275
500,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5 .000 07/15/37 493,518
2,800,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018A
4 .000 06/01/43 2,607,625
1,500,000 (b),(c) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0 .000 07/01/58 241,773
3,210,000 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue
Bonds, Series 2020
5 .000 07/01/51 3,120,077
TOTAL NEVADA 46,506,108
NEW HAMPSHIRE - 2.7% (1.6% of Total Investments)
17,775,000 Manchester, New Hampshire, Sewer Revenue Bonds, Green
Series 2026 - BAM Insured
5 .250 07/01/56 18,479,853
8,950,000 National Finance Authority, New Hampshire, Hospital Facilities
Revenue Bonds, Saint Elizabeth Medical Center, Inc., Series
2021A
4 .000 05/01/51 7,871,490
11,429,909 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-1 Class A
4 .375 09/20/36 11,398,931
2,758,321 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625 08/20/39 2,595,849
2,950,006 (a) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4 .180 11/20/39 2,842,072
5,000,000 (b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 4,433,926
5,630,000 (a),(b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 4,476,123
1,775,000 (b),(c) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0 .000 12/15/32 1,161,299
5,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2025
5 .000 08/01/55 5,010,183
500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Kendal at Hanover, Series 2016
5 .000 10/01/40 500,259
2,350,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2023D
5 .125 07/01/53 2,372,259
4,000,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .650 07/01/49 3,924,184
1,675,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .625 07/01/48 1,649,909
4,920,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .650 01/01/49 4,831,179
TOTAL NEW HAMPSHIRE 71,547,516

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 3.1% (1.8% of Total Investments)
$ 34,310,000 (f) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500% 06/15/29 $ 34,654,864
2,110,000 (f) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/30 2,131,208
5,045,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5 .500 09/01/28 5,305,438
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2026B - BAM Insured
5 .250 07/01/56 1,050,960
1,600,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Social Series 2025A
4 .950 11/01/55 1,596,868
1,000,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/26 988,870
20,000,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 15,370,878
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
5 .250 06/15/43 5,121,942
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
5 .250 06/15/41 5,435,014
5,385,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
4 .125 06/15/55 4,891,061
1,420,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 1,401,669
1,580,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 1,583,633
2,705,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,616,269
TOTAL NEW JERSEY 82,148,674
NEW MEXICO - 0.6% (0.3% of Total Investments)
3,345,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .250 07/01/46 2,281,593
350,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C
4 .650 09/01/48 346,088
3,950,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .600 09/01/49 3,844,836
4,220,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .650 09/01/54 4,115,771
1,600,000 (a) New Mexico Municipal Energy Acquisition Authority, Gas
Supply Revenue Bonds, Refunding & Acquisition Series 2025,
(Mandatory Put 11/01/30)
5 .000 06/01/54 1,685,587
670,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL
Castillo Retirement Residences Project, Series 2019A
5 .000 05/15/44 657,606
1,200,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL
Castillo Retirement Residences Project, Series 2019A
5 .000 05/15/49 1,113,842
1,000,000 (b) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
4 .250 05/01/40 945,402
TOTAL NEW MEXICO 14,990,725
NEW YORK - 12.3% (7.2% of Total Investments)
1,000,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .400 02/01/43 1,021,444
2,270,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .650 02/01/53 2,286,352
5,000,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Green Series 2025
5 .250 11/01/55 5,295,609
10,000,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A
5 .000 11/01/48 10,487,006
13,070,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5 .500 09/01/45 12,893,402

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,350,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250% 06/01/55 $ 1,395,198
9,320,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 8,112,395
7,390,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5 .000 06/01/55 5,953,978
14,215,000 (g) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A, (UB)
4 .250 05/01/52 12,627,034
7,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
4 .000 05/01/54 5,974,273
9,700,000 Dormitory Authority of the State of New York, Revenue Bonds,
Columbia University, Series 2017A
5 .000 10/01/47 10,680,072
3,115,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/45 3,104,247
2,700,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5 .000 12/01/40 2,499,508
5,600,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5 .000 12/01/45 4,930,037
2,500,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group
5 Series 2021E
4 .000 03/15/49 2,244,871
9,050,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
4 .000 03/15/54 8,037,688
1,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
4 .250 03/15/48 943,079
3,750,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5 .250 03/15/50 3,941,797
2,095,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5 .250 12/01/52 2,100,909
2,120,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5 .570 02/01/41 2,037,642
2,695,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6 .240 02/01/47 2,693,701
2,965,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6 .760 02/01/48 2,984,373
400,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .530 02/01/40 385,711
1,270,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .730 02/01/50 1,164,652
1,210,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 1,034,900
2,380,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 1,844,899
1,000,000 (i) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2026B - BAM Insured
5 .000 09/01/51 1,033,670
3,530,000 (i) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2026B
5 .250 09/01/56 3,677,070
2,840,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .000 11/15/50 2,855,584
2,450,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .250 11/15/55 2,478,965

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2
4 .000% 11/15/47 $ 4,398,391
4,115,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3
4 .000 11/15/49 3,547,734
3,500,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025A
5 .250 11/15/45 3,712,431
1,585,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
4 .000 11/15/45 1,418,748
3,585,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/50 3,209,355
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/31 1,002,683
23,000,000 New York City Housing Development Corporation, New
York,  Sustainable Impact Revenue Bonds, Williamsburg
Housing Preservation LP, Series 2020A
2 .800 02/01/50 15,759,943
5,000,000 New York City Housing Development Corporation, New York,
House Impact Revenue Bonds, Green Series 2023A
4 .800 02/01/53 4,932,013
10,000,000 (g) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4 .125 06/15/46 9,360,978
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5 .000 06/15/48 5,184,817
10,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series AA-1
5 .250 06/15/55 10,465,102
2,160,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3
4 .000 05/01/45 1,994,493
5,610,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .500 05/01/52 5,950,571
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .500 11/01/49 5,334,154
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025I-1
5 .000 05/01/50 10,221,033
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C
5 .500 05/01/53 5,269,394
4,670,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series E
5 .250 08/01/50 4,855,671
850,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series E
4 .250 08/01/55 779,514
2,500,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series G-1
5 .250 02/01/50 2,604,118
28,615,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 28,654,414
21,415,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3 .125 09/15/50 15,600,170
2,560,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Bank of America Tower at One Bryant Park
Project, Second Priority Refunding Series 2019 Class 3
2 .800 09/15/69 2,415,155
15,455,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2025C
5 .500 03/15/53 16,482,314
3,500,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
3 .050 11/01/49 2,648,189
5,100,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4 .500 11/01/49 4,916,959

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,500,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 211
3 .750% 10/01/43 $ 5,865,693
1,140,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 252
4 .550 10/01/48 1,103,672
2,025,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 264
4 .550 10/01/49 1,998,047
1,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 264
4 .600 10/01/54 967,431
1,685,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 266
4 .700 10/01/52 1,653,498
5,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2024A-1
5 .250 11/15/51 5,219,070
5,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2024A-1
4 .000 11/15/54 4,417,070
7,110,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 6,611,867
TOTAL NEW YORK 325,274,758
NORTH CAROLINA - 0.5% (0.3% of Total Investments)
80,000 Durham, North Carolina, Limited Obligation Bonds, Series
2026A
4 .000 04/01/45 77,356
3,585,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .700 07/01/50 3,531,622
1,050,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .800 01/01/55 1,008,301
2,065,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4 .375 07/01/44 2,041,151
3,850,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4 .550 01/01/50 3,757,147
1,765,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Series 52-A
4 .900 07/01/43 1,778,444
2,150,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Aldersgate United Retirement
Community Inc., Refunding Series 2017A
5 .000 07/01/47 1,932,899
TOTAL NORTH CAROLINA 14,126,920
NORTH DAKOTA - 2.9% (1.7% of Total Investments)
9,950,000 Cass County, North Dakota, Health Care Facilities Revenue
Bonds, Essential Health Obligated Group, Series 2018B
4 .250 02/15/48 8,904,019
4,525,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/42 4,466,022
1,000,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021 -
AGM Insured
3 .000 12/01/46 727,090
5,000,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021 -
AGM Insured
3 .000 12/01/51 3,441,993
1,000,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 983,649
2,000,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023A,
5 .000 05/01/48 1,955,220
715,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
4 .750 05/01/44 683,806
3,000,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/50 2,806,758
1,645,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2026B - BAM Insured
4 .900 05/01/51 1,641,282
3,820,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .500 07/01/44 2,785,476
980,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2022F
4 .250 01/01/47 919,338
1,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023A
4 .700 07/01/47 988,952

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 1,500,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023D
4 .500% 07/01/43 $ 1,464,956
555,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023D
4 .550 07/01/48 545,507
2,750,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023F
5 .100 07/01/48 2,780,897
1,310,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A
4 .750 01/01/52 1,288,707
5,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025C
4 .700 07/01/45 4,996,964
8,300,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/38 8,046,149
2,200,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 2,051,628
1,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 900,521
28,050,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/53 24,537,327
1,669,890 (d) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750 09/01/38 63,623
TOTAL NORTH DAKOTA 76,979,884
OHIO - 8.3% (4.9% of Total Investments)
1,000,000 (f) Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health Obligated
Group, Refunding Series 2020, (Pre-refunded 11/15/30)
3 .000 11/15/40 986,327
40,220,000 (c) Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 2,681,351
55,220,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3 .000 06/01/48 39,051,308
9,650,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/48 8,274,970
27,200,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 20,603,372
2,750,000 Centerville, Ohio Health Care Improvement Revenue Bonds,
Graceworks Lutheran Services, Refunding & Improvement
Series 2017
5 .250 11/01/37 2,760,037
3,200,000 Centerville, Ohio Health Care Improvement Revenue Bonds,
Graceworks Lutheran Services, Refunding & Improvement
Series 2017
5 .250 11/01/47 3,078,010
4,000,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 3,984,410
6,000,000 Cuyahoga County, Ohio, General Obligation Bonds, Limited
Tax Capital Facilities Series 2026
5 .500 12/01/61 6,410,780
1,165,000 Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne
Healthcare Project, Series 2019A
4 .000 09/01/40 1,005,521
1,750,000 Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne
Healthcare Project, Series 2019A
4 .000 09/01/45 1,415,743
2,000,000 Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne
Healthcare Project, Series 2019A
5 .000 09/01/49 1,843,281
2,850,000 Ehove Joint Vocational School District, Erie County, Ohio,
General Obligation Bonds, School Improvement Series 2026
5 .250 12/01/55 2,909,516
4,590,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/51 4,369,212
4,065,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017A
3 .250 12/01/42 3,483,854
1,330,000 Kings Local School District, Warren County, Ohio, General
Obligation Bonds, School Improvement Series 2025
5 .500 12/01/50 1,396,044

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,380,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250% 12/01/27 $ 4,510,190
6,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 6,456,863
12,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/48 11,220,259
25,880,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A
4 .750 06/01/33 26,420,791
490,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/50 493,893
3,835,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .650 09/01/54 3,723,522
1,270,000 (e) Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5 .800 02/15/36 1,396,356
20,505,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 20,933,475
20,480,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, (Mandatory Put 6/01/22)
4 .750 06/01/33 20,907,952
5,900,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Various Purpose
Series 2026
5 .000 12/01/55 6,067,266
1,000,000 (b) Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development Revenue Bonds, Convention
Center Hotel Project, Refunding Senior Lien Series 2026
6 .250 03/01/51 1,032,718
2,895,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Tax Increment Financing Revenue Bonds,
Cooperative Township Public Parking Project, Gallery at
Kenwood, Senior Lien Series 2019A
5 .000 11/01/51 2,796,153
1,330,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 1,307,788
9,495,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .750 12/01/52 9,801,020
TOTAL OHIO 221,321,982
OKLAHOMA - 1.6% (0.9% of Total Investments)
2,605,000 Oklahoma Capitol Improvement Authority, State Highway
Capital Improvement Revenue Bonds, Oklahoma Department
of Transportation Project, Series 2025A
5 .250 07/01/50 2,753,409
5,965,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 5,965,348
18,510,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 18,334,540
1,150,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/41 1,156,206
1,390,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/44 1,404,602
9,095,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .500 01/01/54 9,751,946
2,340,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/45 2,339,959
TOTAL OKLAHOMA 41,706,010

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.3% (0.2% of Total Investments)
$ 500,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .125% 11/15/40 $ 502,037
220,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .250 11/15/50 214,722
315,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .375 11/15/55 307,692
3,000,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
5 .000 07/01/45 3,053,709
3,335,000 Tri-County Metropolitan Transportation District, Oregon, Payroll
Tax Revenue Bonds, Refunding Senior Lien Series 2026A
4 .000 09/01/49 3,123,211
TOTAL OREGON 7,201,371
PENNSYLVANIA - 4.1% (2.4% of Total Investments)
13,095,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 11,696,553
2,140,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 1,969,329
1,750,000 (i) Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2026C-82A
4 .375 11/01/51 1,673,216
2,540,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 2,543,997
13,235,000 (a) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation
Project, Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 13,603,856
9,365,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750 10/01/47 7,812,767
991,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,037,289
13,318,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 12,517,450
6,639,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6 .000 06/30/44 5,049,809
2,078,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 2,088,056
2,410,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series
2016
5 .125 03/15/36 2,423,604
6,420,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series
2016
5 .125 03/15/46 6,262,061
1,000,000 Butler County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 959,351
8,185,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
4 .000 06/01/39 7,787,194
295,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/29 295,212
1,500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Landis Homes Retirement Community Project,
Refunding Series 2015A
5 .000 07/01/45 1,497,576
1,750,000 McCandless IDA, Pennsylvania, University Revenue Bonds
Series A and B of 2022 La Roche University
6 .750 12/01/46 1,609,007
500,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/37 349,073
1,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 674,046
3,500,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .100 10/01/44 2,836,442
3,415,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .500 10/01/50 2,331,528

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,490,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600% 10/01/44 $ 4,445,370
13,550,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Series 2018A
5 .250 12/01/44 13,966,099
3,930,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2026A
5 .500 09/01/51 4,211,046
TOTAL PENNSYLVANIA 109,639,931
PUERTO RICO - 6.2% (3.6% of Total Investments)
4,768,018 (c) Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit
Exchanged From Cusip 74529JAN5
0 .000 08/01/47 1,561,034
9,433,014 (c) Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0 .000 08/01/54 2,009,835
8,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 8,325,204
14,625,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/47 14,752,318
10,090,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 10,665,497
5,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 5,211,447
7,510,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 7,207,787
8,070,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/47 7,431,702
70,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 54,747
837,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 834,731
4,745,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 4,702,043
59,386,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 21,716,617
2,409,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 640,084
7,890,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 7,501,786
4,482,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 4,313,000
723,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019B-2
4 .536 07/01/53 666,873
11,314,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 11,059,469
2,361,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 2,307,884
5,309,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 5,026,326
5,761,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 6,084,614
3,919,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 4,231,124
20,126,000 (c) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 14,632,546
7,702,336 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 7,707,702
4,527,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 4,490,340
6,161,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 6,026,831
5,682,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 5,330,171

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 959,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000% 07/01/46 $ 868,051
TOTAL PUERTO RICO 165,359,763
RHODE ISLAND - 2.0% (1.1% of Total Investments)
3,430,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3 .100 10/01/44 2,779,713
11,105,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2 .550 10/01/42 8,482,530
295,135,000 (c) Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 39,637,339
1,245,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 1,218,609
TOTAL RHODE ISLAND 52,118,191
SOUTH CAROLINA - 2.8% (1.6% of Total Investments)
4,080,000 Florence, South Carolina, Combined Waterworks and
Sewerage System Revenue Bonds, Capital Improvement Series
2025
4 .000 09/01/55 3,646,509
5,335,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Indian Land Project, Series
2025
5 .250 11/15/54 5,445,098
7,600,000 (c) Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/31 6,487,955
1,175,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2022B
4 .350 07/01/47 1,121,503
965,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4 .900 07/01/48 971,173
2,130,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4 .625 07/01/49 2,048,095
2,620,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .600 07/01/49 2,527,775
1,850,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .625 07/01/54 1,775,724
5,840,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .650 07/01/50 5,631,351
7,845,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025B
4 .875 07/01/45 7,932,762
890,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
5 .000 04/01/49 875,392
1,165,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
4 .000 04/01/54 951,332
1,630,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
5 .000 04/01/54 1,569,350
375,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/40 347,881
1,000,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/55 828,459
1,000,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Refunding Series 2017B
5 .000 05/01/37 950,219
750,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Refunding Series 2017B
5 .000 05/01/42 680,456
10,315,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2015A
5 .000 12/01/50 10,217,690
7,565,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2020A
- BAM Insured
3 .000 12/01/41 6,203,723

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 2,620,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
4 .000% 12/01/52 $ 2,267,694
9,545,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2015E
5 .250 12/01/55 9,443,414
1,750,000 (i) University of South Carolina 5 .250 05/01/56 1,825,081
TOTAL SOUTH CAROLINA 73,748,636
SOUTH DAKOTA - 1.1% (0.7% of Total Investments)
3,765,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000 09/01/40 3,795,116
6,500,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Vocational Education Program, Refunding
Series 2026
5 .250 09/01/51 6,721,787
6,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022B
2 .500 11/01/42 4,536,437
5,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .700 11/01/49 4,871,040
6,250,000 (g) South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A, (UB)
4 .350 11/01/43 6,109,070
4,000,000 (g) South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A, (UB)
4 .550 05/01/48 3,868,526
TOTAL SOUTH DAKOTA 29,901,976
TENNESSEE - 1.5% (0.9% of Total Investments)
1,490,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
4 .000 11/15/48 1,250,207
2,645,000 (d) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .500 07/01/37 1,992,428
9,570,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026A
5 .000 07/01/51 9,833,919
1,430,000 (a) Rutherford County Health and Educational Facilities Board,
Tennessee, Revenue Bonds, Ascension Health Group, Series
2025B-1, (Mandatory Put 11/15/30)
5 .000 11/15/48 1,526,407
4,100,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 4,320,202
2,310,000 Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2026A
5 .000 11/01/34 2,424,264
830,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2 .550 01/01/45 618,830
10,000,000 (g) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A, (UB)
5 .350 07/01/48 10,309,325
1,000,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4 .600 07/01/49 974,135
1,200,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4 .650 07/01/54 1,170,643
550,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-1A
5 .000 07/01/50 555,276
1,500,000 (g) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4 .550 07/01/48 1,454,333
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,002,917
2,750,000 West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Refunding & Improvement Series 2026
4 .500 06/01/56 2,601,250
TOTAL TENNESSEE 41,034,136

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 15.0% (8.8% of Total Investments)
$ 2,340,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2024A
3 .000% 02/15/42 $ 1,929,325
3,130,000 (i) Birdville Independent School District, Texas 4 .250 02/15/52 2,897,102
2,500,000 Board of Managers, Joint Guadalupe County-Seguin City
Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding
& Improvement Series 2015
5 .000 12/01/45 2,305,162
16,280,000 (g) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2019B, (UB)
5 .000 08/15/49 21,859,865
7,010,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2020A
3 .500 08/15/50 5,605,213
3,335,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5 .000 01/01/45 3,404,163
5,390,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2021B
5 .000 01/01/46 5,512,063
6,375,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2016
3 .375 01/01/41 5,370,352
765,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .350 12/01/42 706,839
685,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .400 12/01/47 610,806
14,055,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2025
4 .000 02/15/50 12,803,702
5,000,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
5 .000 12/01/47 5,116,059
9,000,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2026A
5 .000 02/15/56 9,195,130
3,805,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 08/15/48 3,929,796
12,000,000 (g) Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
5 .000 08/15/53 12,257,301
5,000,000 (i) Denton, Texas, Certificates of Obligation, Series 2026 4 .500 02/15/56 4,730,628
15,000,000 (g) Dripping Springs Independent School District, Hays County,
Texas, General Obligation Bonds, School Building Series 2025,
(UB)
5 .250 02/15/55 15,631,641
5,000,000 East Central Independent School District, Bexar County, Texas,
General Obligation Bonds, School Building Series 2024
4 .000 08/15/54 4,393,973
5,325,000 Ector County, Texas, Certificates of Obligation, Series 2024 4 .000 02/15/47 4,911,979
1,260,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4 .750 05/01/38 1,260,043
5,010,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 4,991,502
5,000,000 Garland Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023A
5 .000 02/15/48 5,152,156
3,910,000 Grayson County Junior College District, Texas, General
Obligation Bonds, Series 2024
4 .000 02/15/49 3,465,186
2,015,000 Greater Texoma Utility Authority, Texas, Contract Revenue
Bonds, City of Sherman Project Series 2023A - BAM Insured
4 .375 10/01/53 1,840,282
1,600,000 Greater Texoma Utility Authority, Texas, Contract Revenue
Bonds, City of Sherman Project Series 2024 - BAM Insured
4 .250 10/01/54 1,410,896
4,670,000 Greenville, Texas, General Obligation Bonds, Series 2024 -
AGM Insured
4 .125 02/15/51 4,127,204
2,630,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement, Green Series 2023A
4 .000 09/15/48 2,363,138
1,000,000 Harris County, Texas, General Obligation Bonds, Permanent
Improvement Series 2024
4 .000 09/15/49 898,888
4,080,000 (b),(h) Harris County, Texas, General Obligtion Toll Road Revenue
Bonds, Tender Option Bond Trust 2015-XF0074. - AGM
Insured, (IF)
10 .183 08/15/32 5,509,076
6,000,000 (c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A
0 .000 11/15/48 1,911,682
5,750,000 Hays County, Texas, Certificates of Obligation, Combination Tax
& Limited Pledge Revenue Series 2025
5 .000 02/15/47 5,993,625

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,295,000 (c) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000% 12/01/42 $ 1,013,630
3,000,000 (c) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/43 1,244,174
3,000,000 (c) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/44 1,167,970
4,000,000 (c) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/45 1,461,376
7,165,000 (c) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/46 2,450,576
7,580,000 (c) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/47 2,412,975
7,095,000 (c) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/48 2,108,383
7,550,000 (c) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/49 2,100,967
5,140,000 (c) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/50 1,341,835
4,000,000 (c) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/51 979,142
5,000,000 Houston Higher Education Finance Corporation, Texas,
Education Revenue Bonds, KIPP, Inc., Refunding Series 2015
4 .000 08/15/44 4,619,789
8,190,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .250 03/01/49 8,594,284
4,870,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .500 09/01/58 5,165,550
2,125,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .500 09/01/58 2,236,550
4,090,000 (c) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/26 4,080,488
4,865,000 (c) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AGM Insured
0 .000 09/01/27 4,707,925
17,000,000 (f) Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2002A, (ETM)
5 .750 12/01/32 19,412,732
3,430,000 Humble Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Refunding Series
2025
4 .000 02/15/52 3,064,989
5,625,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4 .125 08/01/49 5,032,639
20,000 Hutto, Texas, Certificates of Obligation Bonds, Combination Tax
& Waterworks & Sewer System Revenue Series 2026
4 .000 08/01/43 18,456
730,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/30 731,405
3,705,000 Mansfield Economic Development Corporation, Tarrant,
Johnson and Ellis Counties, Texas, Sales Tax Revenue Bonds,
Series 2025 - BAM Insured
4 .000 08/01/49 3,233,655
13,050,000 Mansfield Economic Development Corporation, Texas, Sales
Tax Revenue Bonds, Tax-Exempt New Series 2025
4 .000 08/01/54 11,119,969

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 725,000 Midlothian Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2026
4 .375% 02/15/56 $ 675,689
4,495,000 New Braunfels, Comal County, Texas, Utility System Revenue
Bonds, Refunding Series 2024
4 .000 07/01/55 3,830,060
645,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
6 .250 10/01/45 692,251
2,335,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/46 1,975,731
6,015,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/51 4,786,564
745,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes,
Inc. Project, Series 2014
5 .500 01/01/43 745,292
4,530,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
4 .100 04/01/34 4,523,752
2,590,000 (e),(f) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 3,000,961
3,910,000 (e),(f) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 4,564,422
2,710,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2025A
5 .000 01/01/39 2,939,722
11,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2024A
5 .000 02/15/49 11,347,965
610,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 590,616
1,080,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Saint Edward's University Project,
Series 2016
4 .000 06/01/41 929,629
5,000,000 San Angelo Independent School District, Tom Green County,
Texas, General Obligation Bonds, School Building Series 2025
5 .250 02/15/55 5,206,972
15,650,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A
4 .000 07/01/53 13,394,732
10,040,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/47 10,043,413
3,955,000 Texas City Industrial Development Corporation, Texas,
Industrial Development Revenue Bonds, NRG Energy, inc.
Project, Fixed Rate Series 2012
4 .125 12/01/45 3,534,363
4,980,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025B
4 .900 07/01/45 5,081,298
3,095,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
4 .800 07/01/51 2,985,219
2,295,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024A
5 .000 01/01/49 2,328,797
2,565,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4 .250 09/01/43 2,425,665
7,155,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .250 09/01/46 4,871,134
6,905,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .350 09/01/51 4,470,894
2,415,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2023A
4 .600 09/01/43 2,403,499
3,350,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2023C
5 .125 09/01/53 3,369,934

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,250,000 (a) Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000% 01/01/55 $ 3,370,572
3,530,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5 .000 01/01/36 3,640,103
3,500,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000 12/31/38 3,384,993
2,000,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/38 1,906,821
2,115,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/38 2,002,665
15,000,000 Texas Transportation Finance Corporation, Toll Revenue Bonds,
SH 288 System TELA Toll Equity Loan Agreement Supported,
Refunding Subordinate Tier Series 2025A
5 .500 10/01/55 16,017,174
11,650,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A
5 .000 10/15/45 12,266,946
4,305,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
4 .750 10/15/55 4,223,628
TOTAL TEXAS 397,925,712
UTAH - 0.8% (0.4% of Total Investments)
510,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .750 03/01/41 456,234
1,095,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
4 .000 03/01/51 892,950
5,085,000 (b) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6 .000 03/01/53 4,880,058
500,000 (b) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-1
6 .250 06/01/55 523,637
725,000 (b),(e) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 634,719
3,360,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .500 06/01/51 2,755,035
1,500,000 (b) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5 .125 06/15/54 1,468,612
600,000 (b) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5 .500 06/01/50 607,012
500,000 (b) Northwest Quadrant Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6 .125 03/01/56 502,868
500,000 (b) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .375 02/01/51 393,394
2,115,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024A
4 .750 01/01/44 2,106,594
4,990,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .700 01/01/50 4,905,579
TOTAL UTAH 20,126,692
VERMONT - 0.1% (0.1% of Total Investments)
1,835,000 Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series 2021A
4 .000 05/01/45 1,590,637
1,015,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2023E
4 .800 11/01/43 1,028,482
TOTAL VERMONT 2,619,119

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS - 0.3% (0.2% of Total Investments)
$ 2,350,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000% 12/01/55 $ 2,333,226
1,450,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 1,462,606
4,715,000 (b) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .375 04/01/52 4,590,818
TOTAL VIRGIN ISLANDS 8,386,650
VIRGINIA - 2.7% (1.5% of Total Investments)
11,870,001 (a),(b) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Green Series 2024M-027
4 .760 08/25/41 12,118,525
2,589,252 (a) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-031
4 .604 06/25/42 2,550,023
2,338,382 (a) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2026ML-035.
5 .059 01/25/43 2,463,166
1,115,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/40 1,025,342
2,690,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/50 2,183,242
4,960,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Series 2026A
5 .500 01/01/51 5,238,302
3,945,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Series 2026A
5 .500 01/01/56 4,125,534
2,000,000 (b) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/45 2,000,834
6,115,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5 .000 01/15/37 6,897,352
11,215,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5 .000 01/15/38 12,553,773
1,000,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2026B
4 .250 01/15/56 966,147
1,000,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5 .250 07/01/35 860,268
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023C
4 .700 07/01/43 1,007,109
985,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023C
4 .950 01/01/54 971,387
3,005,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .625 07/01/50 2,895,657
790,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .625 07/01/50 760,089
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
5 .050 07/01/50 1,015,310
1,125,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
5 .100 07/01/55 1,132,910
1,035,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
4 .950 07/01/45 1,053,991
1,500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023D
4 .700 08/01/48 1,511,732
1,350,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
4 .625 12/01/49 1,339,691
1,500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .600 09/01/50 1,474,270
2,745,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/49 2,404,102

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,800,000 (b) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .375% 04/01/41 $ 1,754,966
TOTAL VIRGINIA 70,303,722
WASHINGTON - 2.0% (1.2% of Total Investments)
3,500,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .250 09/01/50 3,643,256
4,045,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014C
5 .000 10/01/44 4,045,405
5,450,000 (b) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5 .000 01/01/46 5,262,035
3,650,000 (b) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5 .000 01/01/51 3,368,062
7,374,552 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 6,975,956
9,199,255 (a) Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4 .085 03/01/50 8,779,503
21,510,000 (c) Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2002-03C - NPFG Insured
0 .000 06/01/28 20,339,176
TOTAL WASHINGTON 52,413,393
WEST VIRGINIA - 0.6% (0.4% of Total Investments)
1,900,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .500 06/01/37 1,913,265
425,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4 .125 06/01/43 393,265
855,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .500 06/01/54 895,712
1,515,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/43 1,437,749
2,750,000 (g) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .250 06/01/47 2,567,094
5,000,000 (g) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .375 06/01/53 4,598,749
3,000,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4 .600 11/01/43 2,988,497
1,625,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4 .550 11/01/49 1,588,648
TOTAL WEST VIRGINIA 16,382,979
WISCONSIN - 5.6% (3.3% of Total Investments)
1,715,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/49 1,408,449
500,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
5 .125 06/15/47 426,164
1,480,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .125 05/01/36 1,460,566

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .500% 06/15/37 $ 1,003,143
1,790,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .625 06/15/47 1,746,220
1,500,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/53 1,423,955
420,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/44 401,587
245,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/54 218,040
13,690,000 Public Finance Authority of Wisconsin, Health Care System
Revenue Bonds, Cone Health, Series 2022A
4 .000 10/01/52 11,978,824
37,100,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
4 .060 12/01/50 28,938,000
4,000,000 (b),(c) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Northspur Project, Series 2025
0 .000 12/15/32 2,684,583
1,700,000 (b),(d) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
7 .000 10/01/47 170,000
455,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .000 12/01/27 458,226
1,815,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .200 12/01/37 1,833,814
75,000 (b),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (Pre-
refunded 4/01/30)
5 .000 04/01/40 79,835
1,225,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020
5 .000 04/01/40 1,208,197
245,000 (b),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (Pre-
refunded 4/01/30)
5 .000 04/01/50 260,793
4,520,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020
5 .000 04/01/50 4,147,190
5,625,000 (b) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/48 5,149,531
4,300,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 3,778,007
2,500,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 2,470,881
7,925,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .500 03/01/44 6,876,473
1,300,000 Sparta Area School District, Monroe County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2024
3 .000 03/01/40 1,092,296
1,000,000 Sparta Area School District, Monroe County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2024
3 .000 03/01/41 827,393
6,640,000 West Allis-West Milwaukee, et al School District, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
3 .000 04/01/40 5,767,287
2,405,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/51 1,794,010
3,845,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 2,675,118
1,450,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Rocket Education Obligated Group, Series 2017C
5 .250 06/01/40 1,406,564
1,000,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/37 660,450

Portfolio of Investments July 31, 2026
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .375% 10/01/44 $ 1,000,046
1,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .500 10/01/49 1,490,997
3,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 3,004,856
2,275,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/57 1,800,539
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
5 .000 07/01/34 1,004,080
4,850,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5 .000 11/01/54 4,411,738
10,520,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019
4 .000 12/15/49 9,066,245
2,565,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .000 12/01/44 2,328,211
1,775,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .250 12/01/49 1,594,068
7,500,000 (g) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024A, (UB)
4 .750 09/01/50 7,341,079
18,235,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C
4 .750 03/01/51 17,924,828
2,820,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .150 11/01/44 2,307,278
3,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .200 11/01/49 2,256,793
TOTAL WISCONSIN 147,876,354
WYOMING - 0.2% (0.1% of Total Investments)
2,600,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 1
4 .400 12/01/43 2,580,846
3,585,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 3
4 .700 12/01/43 3,622,829
TOTAL WYOMING 6,203,675
TOTAL MUNICIPAL BONDS
(Cost $4,678,784,886) 4,492,390,119
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
359,835 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 359,835
CONSUMER DURABLES & APPAREL - 0.0% (0.0% of Total Investments)
359,835 (j) Cahava Springs Advance 7 .500 12/31/26 359,835
TOTAL CONSUMER DURABLES & APPAREL 359,835
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $359,835) 359,835
TOTAL LONG-TERM INVESTMENTS
(Cost $4,686,112,296) 4,499,677,008
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.3%(0.8% of Total Investments)
35965000 MUNICIPAL BONDS - 1.3% (0.8% of Total Investments) 35965000
CALIFORNIA - 0.2% (0.2% of Total Investments)
6,965,000 (k) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2024H
2 .700 04/01/59 6,965,000
TOTAL CALIFORNIA 6,965,000

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 0.7% (0.4% of Total Investments)
$ 5,000,000 (k) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2015E-3
2 .950% 11/15/50 $ 5,000,000
13,000,000 (k) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Variable Rate Demand Fiscal 2010 Series 2009CC
2 .950 06/15/41 13,000,000
TOTAL NEW YORK 18,000,000
PENNSYLVANIA - 0.4% (0.2% of Total Investments)
11,000,000 (k) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Second Series 2025
2 .180 12/01/45 11,000,000
TOTAL PENNSYLVANIA 11,000,000
TOTAL MUNICIPAL BONDS
(Cost $35,965,000) 35,965,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,965,000) 35,965,000
TOTAL INVESTMENTS - 171.0%
(Cost $4,722,077,296) 4,535,642,008
FLOATING RATE OBLIGATIONS - (6.8)% (181,245,000)
MFP SHARES, NET - (19.5)%(l) (516,349,269)
VRDP SHARES, NET - (46.5)%(m) (1,234,327,943)
OTHER ASSETS & LIABILITIES, NET -  1.8% 48,510,802
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,652,230,598
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
MBS Mortgage-Backed Security
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $509,192,845 or 11.2% of Total Investments.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) Inverse floating rate trust is a non recourse trust.
(i) When-issued or delayed delivery security.
(j) For fair value measurement disclosure purposes, investment classified as Level 3.
(k) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(l) MFP Shares, Net as a percentage of Total Investments is 11.4%.
(m) VRDP Shares, Net as a percentage of Total Investments is 27.2%.

Portfolio of Investments July 31, 2026
(continued)
NVG

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
NVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 6,927,054 $ – $ 6,927,054
Municipal Bonds – 4,492,390,119 – 4,492,390,119
Variable Rate Senior Loan Interests – – 359,835 359,835
Short-Term Investments:
Municipal Bonds – 35,965,000 – 35,965,000
$ – $ 4,535,282,173 $ 359,835 $ 4,535,642,008
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 181,245,000 $ – $ 181,245,000
MFP Shares, Net – 516,349,269 – 516,349,269
VRDP Shares, Net – 1,234,327,943 – 1,234,327,943
$ – $ 1,931,922,212 $ – $ 1,931,922,212
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 11,327,455 $ – $ 11,327,455
$ – $ 11,327,455 $ – $ 11,327,455